(Loss)/Earnings Per Common Share	12 Months Ended
Dec. 31, 2014
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(LOSS)/EARNINGS PER COMMON SHARE
NOTE 19: (LOSS)/EARNINGS PER COMMON SHARE

(Loss)/earnings per share are calculated by dividing net (loss)/income by the weighted average number of shares of Navios Holdings outstanding during the period.
For the year ended December 31, 2014, 3,437,148 potential common shares and 7,950,425 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.
For the year ended December 31, 2013, 2,649,796 potential common shares and 8,479,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share), and are therefore excluded from the calculation of diluted net loss per share.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$(56,203)	$(109,063)	$175,485
Less:
Dividend on Preferred Stock and on unvested restricted shares	(10,773)	(1,927)	(1,705)
(Loss)/income available to Navios Holdings common stockholders, basic	$(66,976)	$(110,990)	$173,780
Plus:
Dividend on Preferred Stock and on unvested restricted shares	—	—	1,705
(Loss)/income available to Navios Holdings common stockholders, diluted	$(66,976)	$(110,990)	$175,485

Denominator:
Denominator for basic net (loss)/income per share attributable to Navios Holdings stockholders — weighted average shares	103,476,614	101,854,415	101,232,720
Dilutive potential common shares — weighted average restricted stock and restricted units	—	—	1,322,038
Convertible preferred stock and convertible debt	—	—	8,479,000
Dilutive effect of securities	—	—	9,801,038
Denominator for diluted net (loss)/income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	103,476,614	101,854,415	111,033,758
Basic net (loss)/earnings per share attributable to Navios Holdings stockholders	$(0.65)	$(1.09)	$1.72
Diluted net (loss)/earnings per share attributable to Navios Holdings stockholders	$(0.65)	$(1.09)	$1.58